Financial income, net (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
Financial income, net are as follows:

	Year Ended December 31,
	2016	2015	2014
	U.S. dollars in thousands

Interest income	$90	$186	$85
Loss on foreign currency transactions, net	(22)	(39)	(21)
Other expenses	(8)	(12)	(6)

Total	$60	$135	$58